UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska  68137

(Address of principal executive offices)  (Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/12

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2012

TOPSTM Protected Balanced ETF Portfolio

TOPSTM Protected Growth ETF Portfolio

TOPSTM Protected Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

The steady stock market gains of the first quarter now seem a distant memory, as the volatility that plagued investors over the past few years returned with a vengeance this spring. After gaining 12.6% for the first quarter, the S&P 500 fell 6.6% in April-May and, despite rallying in June, finished the second quarter down 2.8%. Year to date returns are still favorable, as the S&P 500 returned +9.5%. Smaller and mid-sized companies trailed, but still reported solid +8% to +9% gains. Valuations remain favorable even as earnings growth is slowing, so we remain optimistic about domestic stocks in the long term.

Each TOPS portfolio is strategically designed to optimize risk adjusted return for investors, as they are well diversified with exposure to as many as 25 distinct global asset classes. As long as investors remain fearful of a double-dip recession or worse, US large capitalization stocks are likely to outperform their smaller counterparts. However, the stock returns for smaller companies have historically exceeded larger companies in the long term, albeit with greater price volatility (risk). The TOPS portfolios have benefitted from this return/risk tradeoff over time, but the models will tend to lag behind the S&P 500 when it is the clear market leader, as it has been over the past year. Despite the many crosscurrents in global economies and financial markets, each of the TOPS portfolios has delivered favorable results year to date with less risk than the market overall.

TOPS diversification includes international stocks and those investments have detracted from portfolio returns this year. European policymakers have been slow to address the need to fund undercapitalized banks and are forcing fiscal austerity upon many European countries. Consumer and business confidence, and therefore spending, has deteriorated. These factors, along with earnings worries and weakening currencies, have contributed to an expected recession in Europe and poor returns for the EAFE international index. In US Dollars, EAFE returned -7.1% in Q2 and is up only 3% year to date. Notably, the currency effect detracted about 1.5% from returns in both periods. TOPS portfolios also have modest exposures to emerging market stocks which have been extremely volatile this year, declining 8.9% in the second quarter, but gaining 3.9% for the first half overall.

Most TOPS portfolios use fixed income ETFs to smooth out volatility and provide income over time. This strategy has worked very well over the past five years, during which the Barclays Aggregate Bond Index strongly outperformed equities with lower volatility. The interest rate suppression tactics of the Federal Reserve and the flight of investors to safety into US Treasury bonds have combined to push interest rates to historic low levels. It is important to remember bond prices rise as yields fall and vice-versa. While the TOPS portfolios have benefited from rising bond prices over the past few years, there is a risk that rising interest rates in the coming years could lead to reductions in bond prices. The portfolio management team always evaluates opportunities for higher income against the risk of holding longer term bonds. Where the risk of interest rate sensitivity outweighs the current yields, the portfolios are being adjusted by strategically selling longer term bond ETFs in favor of shorter term holdings.

As leaders of one of the largest and longest running ETF portfolio management programs in the country, the TOPS portfolio management team draws upon nearly 100 years of combined portfolio management experience to navigate global markets. The TOPS portfolios are continuously monitored and strategically managed to optimize the risk and return tradeoff of investing in these challenging and volatile times. Given the difficulty of predicting which asset classes may lead others in the short term, a disciplined approach through diversified portfolios has historically provided the best results in maximizing returns for a chosen level of risk.

Sincerely,

ValMark Advisers, Inc.

The Portfolios are Investment vehicles for variable annuity contracts. All Performance figures for the Portfolios do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

1088-NLD-7/19/2012

TOPSTM Protected Balanced ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Annualized Since	Annualized Since
	Months	Year	Inception (6/9/11)	Inception (5/1/12)
Protected Balanced ETF Portfolio
Class 1	2.73%	0.59%	1.61%	N/A
Class 2	2.63%	0.40%	1.42%	N/A
Class 3	N/A	N/A	N/A	(2.30)%
Class 4	N/A	N/A	N/A	(2.40)%
S&P 500 Total Return Index	9.49%	5.45%	7.70%	(2.69)%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account
The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses

Holdings by Asset Class				% of Net Assets
Debt Funds				43.2%
Equity Funds				45.2%
Other/Cash & Cash Equivalents				11.6%
				100.0%
TOPSTM Protected Growth ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Annualized Since	Annualized Since
	Months	Year	Inception (4/26/11)	Inception (5/1/12)
Protected Growth ETF Portfolio
Class 1	1.80%	(2.64)%	(3.41)%	N/A
Class 2	1.70%	(2.84)%	(3.58)%	N/A
Class 3	N/A	N/A	N/A	(3.92)%
Class 4	N/A	N/A	N/A	(3.52)%
S&P 500 Total Return Index	9.49%	5.45%	3.21%	(2.69)%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account
The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses

Holdings by Asset Class				% of Net Assets
Debt Funds				11.7%
Equity Funds				76.6%
Other/Cash & Cash Equivalents				11.7%
				100.0%

TOPSTM Protected Moderate Growth ETF Portfolio
Portfolio Review
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six	One	Annualized Since	Annualized Since
	Months	Year	Inception (6/9/11)	Inception (5/1/12)
Protected Moderate Growth ETF Portfolio
Class 1	2.34%	(0.99)%	0.47%	N/A
Class 2	2.24%	(0.99)%	0.47%	N/A
Class 3	N/A	N/A	N/A	(3.47)%
Class 4	N/A	N/A	N/A	(2.70)%
S&P 500 Total Return Index	9.49%	5.45%	7.70%	(2.69)%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account
The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses

Holdings by Asset Class				% of Net Assets
Debt Funds				29.8%
Equity Funds				59.0%
Other/Cash & Cash Equivalents				11.2%
				100.0%

TOPSTM Protected Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.4%
	DEBT FUNDS - 43.2%
74,747	iShares Barclays 3-7 Year Treasury Bond Fund	$ 9,193,881
164,647	iShares Barclays TIPS Bond Fund	19,708,246
72,058	iShares iBoxx $ High Yield Corporate Bond Fund	6,573,131
78,043	iShares iBoxx Investment Grade Corporate Bond Fund	9,182,539
107,623	PowerShares Senior Loan Portfolio	2,623,849
172,238	SPDR Barclays Capital Short Term Corporate Bond ETF	5,244,647
133,156	SPDR DB International Government Inflation-Protected Bond ETF	7,840,225
51,978	WisdomTree Emerging Markets Local Debt Fund	2,631,126
		62,997,644
	EQUITY FUNDS - 45.2%
78,594	Guggenheim Timber ETF	1,321,165
17,000	iShares MSCI Brazil Index Fund	880,600
125,628	iShares S&P 500 Growth Index Fund	9,234,914
190,696	iShares S&P 500 Value Index Fund	11,876,547
84,096	iShares S&P MidCap 400 Index Fund	7,915,957
71,994	iShares S&P SmallCap 600 Index Fund	5,275,000
107,726	SPDR Dow Jones International Real Estate ETF	3,962,162
54,399	SPDR Dow Jones REIT ETF	3,965,143
13,860	SPDR S&P China ETF	882,882
27,771	SPDR S&P Global Natural Resources ETF	1,321,233
13,627	Vanguard Energy ETF	1,325,771
257,117	Vanguard FTSE All-World ex-US ETF	10,536,655
32,291	Vanguard FTSE All-World ex-US Small-Cap ETF	2,627,842
17,005	Vanguard Materials ETF	1,322,139
66,319	Vanguard MSCI Emerging Markets ETF	2,649,444
51,144	WisdomTree India Earnings Fund	881,211
		65,978,665
	TOTAL EXCHANGE TRADED FUNDS (Cost - $128,400,242)	128,976,309

	SHORT-TERM INVESTMENT - 14.1%
	MONEY MARKET FUND - 14.1%
20,612,443	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $20,612,443)	20,612,443

	TOTAL INVESTMENTS - 102.5% (Cost - $149,012,685) (b)	$ 149,588,752
	OTHER LIABILITIES IN EXCESS OF ASSETS - (2.5)%	(3,603,502)
	TOTAL NET ASSETS - 100.0%	$ 145,985,250

See accompanying notes to financial statements.
TOPSTM Protected Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,322,869
	Unrealized depreciation:	(746,802)
	Net unrealized appreciation:	$ 576,067

Short		Unrealized
Contracts		Loss
	OPEN SHORT FUTURES CONTRACTS
(66)	MSCI EAFE Index Mini September 2012
	(Underlying Face Amount at Value $4,698,540)	$ (199,870)
(69)	MSCI Emerging Market Index Mini September 2012
	(Underlying Face Amount at Value $3,259,215)	(116,791)
(44)	Russell 2000 Index Mini September 2012
	(Underlying Face Amount at Value $3,499,760)	(158,710)
(63)	S&P 500 Index E-Mini September 2012
	(Underlying Face Amount at Value $4,272,975)	(125,838)
(28)	S&P Midcap 400 Index E-Mini September 2012
	(Underlying Face Amount at Value $2,630,600)	(90,650)

	Net Unrealized Loss from Open Short Futures Contracts	$ (691,859)

See accompanying notes to financial statements.

TOPSTM Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 11.7%
155,759	iShares Barclays TIPS Bond Fund	$ 18,644,352
136,305	iShares iBoxx $ High Yield Corporate Bond Fund	12,433,742
184,263	WisdomTree Emerging Markets Local Debt Fund	9,327,393
		40,405,487
	EQUITY FUNDS - 76.6%
372,284	Guggenheim Timber ETF +	6,258,094
60,238	iShares MSCI Brazil Index Fund	3,120,328
551,567	iShares S&P 500 Growth Index Fund	40,545,690
501,061	iShares S&P 500 Value Index Fund	31,206,079
397,352	iShares S&P MidCap 400 Index Fund	37,402,744
552,890	iShares S&P SmallCap 600 Index Fund	40,510,251
254,691	SPDR Dow Jones International Real Estate ETF	9,367,535
85,694	SPDR Dow Jones REIT ETF	6,246,236
49,168	SPDR S&P China ETF	3,132,002
197,307	SPDR S&P Global Natural Resources ETF	9,387,078
32,268	Vanguard Energy ETF	3,139,354
1,292,278	Vanguard FTSE All-World ex-US ETF	52,957,552
76,344	Vanguard FTSE All-World ex-US Small-Cap ETF	6,212,875
40,184	Vanguard Materials ETF	3,124,306
235,164	Vanguard MSCI Emerging Markets ETF	9,394,802
181,376	WisdomTree India Earnings Fund	3,125,108
		265,130,034
	TOTAL EXCHANGE TRADED FUNDS (Cost - $307,082,340)	305,535,521

	SHORT-TERM INVESTMENT - 11.3%
	MONEY MARKET FUND - 11.3%
39,075,409	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $39,075,409)	39,075,409

	TOTAL INVESTMENTS - 99.6% (Cost - $346,157,749) (b)	$ 344,610,930
	ASSETS IN EXCESS OF OTHER LIABILITIES- 0.4%	1,396,355
	TOTAL NET ASSETS - 100.0%	$ 346,007,285

See accompanying notes to financial statements.
TOPSTM Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

+ Affiliated company - Protected Growth ETF Portfolio holds in excess of 5% of the outstanding voting securities of this exchange traded fund
(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,152,269
	Unrealized depreciation:	(3,699,088)
	Net unrealized depreciation:	$ (1,546,819)

Short		Unrealized
Contracts		Loss
	OPEN SHORT FUTURES CONTRACTS
(307)	MSCI EAFE Index Mini September 2012
	(Underlying Face Amount at Value $21,855,330)	$ (983,905)
(348)	MSCI Emerging Market Index Mini September 2012
	(Underlying Face Amount at Value $16,437,780)	(578,325)
(281)	Russell 2000 Index Mini September 2012
	(Underlying Face Amount at Value $22,350,740)	(1,153,510)
(309)	S&P 500 Index E-Mini September 2012
	(Underlying Face Amount at Value $20,957,925)	(722,738)
(167)	S&P Midcap 400 Index E-Mini September 2012
	(Underlying Face Amount at Value $15,689,650)	(559,450)

	Net Unrealized Loss from Open Short Futures Contracts	$ (3,997,928)

See accompanying notes to financial statements.

TOPSTM Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.6%
190,092	iShares Barclays TIPS Bond Fund	$ 22,754,012
124,792	iShares iBoxx $ High Yield Corporate Bond Fund	11,383,526
135,144	iShares iBoxx Investment Grade Corporate Bond Fund	15,901,043
186,367	PowerShares Senior Loan Portfolio	4,543,627
223,621	SPDR Barclays Capital Short Term Corporate Bond ETF	6,809,259
153,875	SPDR DB International Government Inflation-Protected Bond ETF	9,060,160
90,009	WisdomTree Emerging Markets Local Debt Fund	4,556,256
		75,007,883
	EQUITY FUNDS - 58.6%
272,838	Guggenheim Timber ETF	4,586,407
29,421	iShares MSCI Brazil Index Fund	1,524,008
310,823	iShares S&P 500 Growth Index Fund	22,848,599
293,541	iShares S&P 500 Value Index Fund	18,281,734
242,477	iShares S&P MidCap 400 Index Fund	22,824,360
249,238	iShares S&P SmallCap 600 Index Fund	18,261,668
186,545	SPDR Dow Jones International Real Estate ETF	6,861,125
62,774	SPDR Dow Jones REIT ETF	4,575,597
24,008	SPDR S&P China ETF	1,529,310
96,343	SPDR S&P Global Natural Resources ETF	4,583,615
23,593	Vanguard Energy ETF	2,295,363
667,798	Vanguard FTSE All-World ex-US ETF	27,366,362
56,082	Vanguard FTSE All-World ex-US Small-Cap ETF	4,563,953
29,432	Vanguard Materials ETF	2,288,338
114,820	Vanguard MSCI Emerging Markets ETF	4,587,059
88,606	WisdomTree India Earnings Fund	1,526,681
		148,504,179
	TOTAL EXCHANGE TRADED FUNDS (Cost - $222,953,330)	223,512,062

	SHORT-TERM INVESTMENT - 13.0%
	MONEY MARKET FUND - 13.0%
32,944,965	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.07% (a) (Cost - $32,944,965)	32,944,965

	TOTAL INVESTMENTS - 101.2% (Cost - $255,898,295) (b)	$ 256,457,027
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.2)%	(3,164,986)
	TOTAL NET ASSETS - 100.0%	$ 253,292,041

See accompanying notes to financial statements.
TOPSTM Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2012
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,495,159
	Unrealized depreciation:	(1,936,427)
	Net unrealized appreciation:	$ 558,732

Short		Unrealized
Contracts		Loss
	OPEN SHORT FUTURES CONTRACTS
(143)	MSCI EAFE Index Mini September 2012
	(Underlying Face Amount at Value $10,180,170)	$ (440,000)
(139)	MSCI Emerging Market Index Mini September 2012
	(Underlying Face Amount at Value $6,565,665)	(231,644)
(103)	Russell 2000 Index Mini September 2012
	(Underlying Face Amount at Value $8,192,620)	(368,870)
(122)	S&P 500 Index E-Mini September 2012
	(Underlying Face Amount at Value $8,274,650)	(235,150)
(73)	S&P Midcap 400 Index E-Mini September 2012
	(Underlying Face Amount at Value $6,858,350)	(230,490)

	Net Unrealized Loss from Open Short Futures Contracts	$ (1,506,154)

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Assets and Liabilities
June 30, 2012 (Unaudited)

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Affiliated Investments in securities, at cost	$ -	$ 6,499,887	$ -
Unaffiliated Investments in securities, at cost	149,012,685	339,657,862	255,898,295
Total Investments in securities, at cost	149,012,685	346,157,749	255,898,295

Affiliated Investments in securities, at value	$ -	$ 6,258,094	$ -
Unaffiliated Investments in securities, at value	149,588,752	338,352,836	256,457,027
Total Investments in securities, at value	149,588,752	344,610,930	256,457,027
Deposits with Broker	1,190,002	6,882,341	2,844,957
Receivable for fund shares sold	1,210,486	3,549,886	1,747,322
Receivable for securities sold	769,761	1,064,845	1,056,651
Interest and dividends receivable	1,046	2,246	1,732
Total Assets	152,760,047	356,110,248	262,107,689
Liabilities:
Payable for securities purchased	5,351,234	5,858,018	7,171,581
Due to broker - Variation margin	691,859	3,997,928	1,506,154
Payable for fund shares redeemed	665,851	89,264	21,262
Accrued investment advisory fees	30,774	74,503	54,251
Accrued distribution (12b-1) fees	24,822	58,416	44,318
Administrative services fee payable	10,257	24,834	18,082
Total Liabilities	6,774,797	10,102,963	8,815,648
Net Assets	$ 145,985,250	$ 346,007,285	$ 253,292,041
Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 146,389,118	$ 351,827,804	$ 255,671,331
Undistributed net investment income	786,654	1,424,560	1,345,901
Accumulated net realized loss
on investments and futures contracts	(1,074,730)	(1,700,332)	(2,777,769)
Net unrealized depreciation on
investments and futures contracts	(115,792)	(5,544,747)	(947,422)
Net Assets	$ 145,985,250	$ 346,007,285	$ 253,292,041

See accompanying notes to financial statements.
TOPSTM Protected ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2012 (Unaudited)

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio

Class 1 Shares:
Net assets	$ 4,252,566	$ 20,121,963	$ 4,813,981
Total shares outstanding at end of period	417,956	2,096,175	478,842

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.17	$ 9.60	$ 10.05

Class 2 Shares:
Net assets	$ 141,732,654	$ 325,885,294	$ 248,478,031
Total shares outstanding at end of period	13,958,452	34,020,069	24,723,560

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.15	$ 9.58	$ 10.05

Class 3 Shares:
Net assets	$ 15	$ 14	$ 14
Total shares outstanding at end of period	1	2	1

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.42	$ 9.56	$ 10.03

Class 4 Shares:
Net assets	$ 15	$ 14	$ 15
Total shares outstanding at end of period	1	2	1

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.42	$ 9.60	$ 10.11

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Operations
For the Period Ending June 30, 2012 (Unaudited)

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 772,546	$ 1,611,432	$ 1,338,100
Interest income	4,061	9,296	7,195
Total Investment Income	776,607	1,620,728	1,345,295
Expenses:
Investment advisory fees	105,742	244,247	190,750
Distribution fees (12b-1) - Class 2 Shares	84,002	184,272	155,421
Administrative services fees	35,247	81,416	63,583
Total expenses	224,991	509,935	409,754
Net Investment Income	551,616	1,110,793	935,541
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Affiliated Investments	-	(4,200)	-
Unaffiliated Investments	(144,927)	81,173	80,014
Futures contracts	(952,449)	(1,404,187)	(2,367,360)
Total net realized loss	(1,097,376)	(1,327,214)	(2,287,346)
Net change in unrealized appreciation
(depreciation) on:
Affiliated Investments	-	(232,132)	-
Unaffiliated Investments	849,379	(1,452,541)	423,245
Futures contracts	(619,609)	(3,791,931)	(1,352,342)
	229,770	(5,476,604)	(929,097)
Net Realized and Unrealized
Loss on Investments	(867,606)	(6,803,818)	(3,216,443)
Net Decrease in Net Assets
Resulting from Operations	$ (315,990)	$ (5,693,025)	$ (2,280,902)

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets

	Protected Balanced ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 551,616	$ 235,038
Net realized gain (loss) on investments
and futures contracts	(1,097,376)	21,438
Distributions of realized gains
by underlying investment companies	-	1,208
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	229,770	(345,562)
Net decrease in net assets
resulting from operations	(315,990)	(87,878)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	3,888,783	1,684,449
Class 2	133,481,987	26,133,031
Class 3	15	-
Class 4	15	-
Cost of shares redeemed
Class 1	(301,441)	(1,010,990)
Class 2	(14,986,197)	(2,500,534)
Net increase in net assets from share
transactions of beneficial interest	122,083,162	24,305,956
Total increase in net assets	121,767,172	24,218,078
Net Assets:
Beginning of period	24,218,078	-
End of period	$ 145,985,250	$ 24,218,078
Undistributed net investment income
at end of period	$ 786,654	$ 235,038

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011

See accompanying notes to financial statements.
TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Balanced ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011 (a)
SHARES ACTIVITY
Class 1
Shares Sold	377,736	169,262
Shares Redeemed	(29,043)	(99,999)
Net increase in shares of beneficial
interest outstanding	348,693	69,263

Class 2
Shares Sold	13,055,419	2,633,633
Shares Redeemed	(1,477,280)	(253,320)
Net increase in shares of beneficial
interest outstanding	11,578,139	2,380,313

Class 3
Shares Sold	1	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	-

Class 4
Shares Sold	1	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	-

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Growth ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 1,110,793	$ 313,767
Net realized loss on investments
and futures contracts	(1,327,214)	(373,313)
Distributions of realized gains
by underlying investment companies	-	195
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	(5,476,604)	(68,143)
Net decrease in net assets
resulting from operations	(5,693,025)	(127,494)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	11,060,521	10,235,394
Class 2	331,303,811	29,490,276
Class 3	15	-
Class 4	15	-
Cost of shares redeemed
Class 1	(103,246)	(937,226)
Class 2	(25,196,475)	(4,025,281)
Net increase in net assets from share
transactions of beneficial interest	317,064,641	34,763,163
Total increase in net assets	311,371,616	34,635,669
Net Assets:
Beginning of period	34,635,669	-
End of period	$ 346,007,285	$ 34,635,669
Undistributed net investment income
at end of period	$ 1,424,560	$ 313,767

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011

See accompanying notes to financial statements.
TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Growth ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011 (a)
SHARES ACTIVITY
Class 1
Shares Sold	1,127,112	1,079,973
Shares Redeemed	(10,833)	(100,077)
Net increase in shares of beneficial
interest outstanding	1,116,279	979,896

Class 2
Shares Sold	33,943,992	3,120,349
Shares Redeemed	(2,618,681)	(425,591)
Net increase in shares of beneficial
interest outstanding	31,325,311	2,694,758

Class 3
Shares Sold	2	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	2	-

Class 4
Shares Sold	2	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	2	-

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Moderate Growth ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 935,541	$ 410,360
Net realized loss on investments
and futures contracts	(2,287,346)	(491,919)
Distributions of realized gains
by underlying investment companies	-	1,496
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	(929,097)	(18,325)
Net decrease in net assets
resulting from operations	(2,280,902)	(98,388)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	4,904,103	1,019,937
Class 2	226,938,350	43,983,012
Class 3	15	-
Class 4	15	-
Cost of shares redeemed
Class 1	(930)	(988,990)
Class 2	(15,718,300)	(4,465,881)
Net increase in net assets from share
transactions of beneficial interest	216,123,253	39,548,078
Total increase in net assets	213,842,351	39,449,690
Net Assets:
Beginning of period	39,449,690	-
End of period	$ 253,292,041	$ 39,449,690
Undistributed net investment income
at end of period	$ 1,345,901	$ 410,360

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011

See accompanying notes to financial statements.
TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Moderate Growth ETF Portfolio
	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011 (a)
SHARES ACTIVITY
Class 1
Shares Sold	476,879	102,053
Shares Redeemed	(91)	(99,999)
Net increase in shares of beneficial
interest outstanding	476,788	2,054

Class 2
Shares Sold	22,270,782	4,466,143
Shares Redeemed	(1,557,525)	(455,840)
Net increase in shares of beneficial
interest outstanding	20,713,257	4,010,303

Class 3
Shares Sold	1	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	-

Class 4
Shares Sold	1	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	-

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 1 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.90	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08	0.25
Net realized and unrealized gain (loss)
on investments and futures contracts	0.19	(0.35)
Total income (loss) from
investment operations	0.27	(0.10)

Net asset value, end of period	$ 10.17	$ 9.90

Total return (d)	2.73%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 4,253	$ 685
Ratio of expenses to
average net assets (e) (f)	0.40%	0.40%
Ratio of net investment income to
average net assets (c) (e) (f)	1.64%	4.47%
Portfolio turnover rate (g)	20%	10%

(a) The Protected Balanced ETF Portfolio Class 1 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.89	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08	0.19
Net realized and unrealized gain (loss)
on investments and futures contracts	0.18	(0.30)
Total income (loss) from
investment operations	0.26	(0.11)

Net asset value, end of period	$ 10.15	$ 9.89

Total return (d)	2.63%	(1.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 141,733	$ 23,533
Ratio of expenses to
average net assets (e) (f)	0.65%	0.65%
Ratio of net investment income to
average net assets (c) (e) (f)	1.54%	3.46%
Portfolio turnover rate (g)	20%	10%

(a) The Protected Balanced ETF Portfolio Class 2 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 3 Shares	Class 4 Shares
	Period Ending	Period Ending
	June 30, 2012 (a)	June 30, 2012 (a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.42	$ 10.42

Income (loss) from investment operations:
Net investment income (b) (c)	0.03	0.06
Net realized and unrealized loss
on investments and futures contracts	(0.03)	(0.06)
Total loss from
investment operations	(0.00)	(0.00)

Net asset value, end of period	$ 10.42	$ 10.42

Total return (d)	(2.30)%	(2.40)%

Ratios and Supplemental Data:
Net assets, end of period	$ 15	$ 15
Ratio of expenses to
average net assets (e) (f)	0.75%	1.00%
Ratio of net investment income to
average net assets (c) (e) (f)	1.70%	3.41%
Portfolio turnover rate (g)	20%	20%

(a) The Protected Balanced ETF Portfolio Class 3 and Class 4 commenced operations on May 1, 2012.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 1 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.43	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.06	0.36
Net realized and unrealized gain (loss)
on investments and futures contracts	0.11	(0.93)
Total income (loss) from
investment operations	0.17	(0.57)

Net asset value, end of period	$ 9.60	$ 9.43

Total return (d)	1.80%	(5.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 20,122	$ 9,242
Ratio of expenses to
average net assets (e) (f)	0.40%	0.40%
Ratio of net investment income to
average net assets (c) (e) (f)	1.17%	5.59%
Portfolio turnover rate (g)	4%	28%

(a) The Protected Growth ETF Portfolio Class 1 commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.42	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.07	0.34
Net realized and unrealized gain (loss)
on investments and futures contracts	0.09	(0.92)
Total income (loss) from
investment operations	0.16	(0.58)

Net asset value, end of period	$ 9.58	$ 9.42

Total return (d)	1.70%	(5.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 325,885	$ 25,393
Ratio of expenses to
average net assets (e) (f)	0.65%	0.65%
Ratio of net investment income to
average net assets (c) (e) (f)	1.36%	5.18%
Portfolio turnover rate (g)	4%	28%

(a) The Protected Growth ETF Portfolio Class 2 commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 3 Shares	Class 4 Shares
	Period Ending	Period Ending
	June 30, 2012 (a)	June 30, 2012 (a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 9.95	$ 9.95

Income (loss) from investment operations:
Net investment income (b) (c)	0.03	0.04
Net realized and unrealized loss
on investments and futures contracts	(0.42)	(0.39)
Total loss from
investment operations	(0.39)	(0.35)

Net asset value, end of period	$ 9.56	$ 9.60

Total return (d)	(3.92)%	(3.52)%

Ratios and Supplemental Data:
Net assets, end of period	$ 14	$ 14
Ratio of expenses to
average net assets (e) (f)	0.75%	1.00%
Ratio of net investment income to
average net assets (c) (e) (f)	1.73%	2.59%
Portfolio turnover rate (g)	4%	4%

(a) The Protected Growth ETF Portfolio Class 3 and Class 4 commenced operations on May 1, 2012.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 1 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.82	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09	0.14
Net realized and unrealized gain (loss)
on investments and futures contracts	0.14	(0.32)
Total income (loss) from
investment operations	0.23	(0.18)

Net asset value, end of period	$ 10.05	$ 9.82

Total return (d)	2.34%	(1.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 4,814	$ 20
Ratio of expenses to
average net assets (e) (f)	0.40%	0.40%
Ratio of net investment income to
average net assets (c) (e) (f)	1.68%	2.39%
Portfolio turnover rate (g)	4%	7%

(a) The Protected Moderate Growth ETF Portfolio Class 1 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Period Ending
	June 30, 2012	Period Ending
	(Unaudited)	December 31, 2011(a)

Net asset value, beginning of period	$ 9.83	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.07	0.21
Net realized and unrealized gain (loss)
on investments and futures contracts	0.15	(0.38)
Total income (loss) from
investment operations	0.22	(0.17)

Net asset value, end of period	$ 10.05	$ 9.83

Total return (d)	2.24%	(1.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 248,478	$ 39,430
Ratio of expenses to
average net assets (e) (f)	0.65%	0.65%
Ratio of net investment income to
average net assets (c) (e) (f)	1.45%	3.78%
Portfolio turnover rate (g)	4%	7%

(a) The Protected Moderate Growth ETF Portfolio Class 2 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated

	Class 3 Shares	Class 4 Shares
	Period Ending	Period Ending
	June 30, 2012 (a)	June 30, 2012 (a)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.39	$ 10.39

Income (loss) from investment operations:
Net investment income (b) (c)	0.03	0.04
Net realized and unrealized loss
on investments and futures contracts	(0.39)	(0.32)
Total loss from
investment operations	(0.36)	(0.28)

Net asset value, end of period	$ 10.03	$ 10.11

Total return (d)	(3.47)%	(2.70)%

Ratios and Supplemental Data:
Net assets, end of period	$ 14	$ 15
Ratio of expenses to
average net assets (e) (f)	0.75%	1.00%
Ratio of net investment income to
average net assets (c) (e) (f)	2.16%	2.58%
Portfolio turnover rate (g)	4%	4%

(a) The Protected Moderate Growth ETF Portfolio Class 3 and Class 4 commenced operations on May 1, 2012.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.      ORGANIZATION

The TOPSTM Protected ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of each portfolio is as follows:

Portfolio	Primary Objective
Protected Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Protected Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Protected Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares and Class 4 Shares. Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.      SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2012 for each Portfolio’s investments measured at fair value:

TOPS Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 62,997,644	$ -	$ -	$ 62,997,644
Equity Funds	65,978,665	-	-	65,978,665
Short-Term Investments	20,612,443	-	-	20,612,443
Total	$ 149,588,752	$ -	$ -	$ 149,588,752

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts*	$ 691,859	$ -	$ -	$ 691,859
Total	$ 691,859	$ -	$ -	$ 691,859

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

TOPS Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 40,405,487	$ -	$ -	$ 40,405,487
Equity Funds	265,130,034	-	-	265,130,034
Short-Term Investments	39,075,409	-	-	39,075,409
Total	$ 344,610,930	$ -	$ -	$ 344,610,930

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts*	$ 3,997,928	$ -	$ -	$ 3,997,928
Total	$ 3,997,928	$ -	$ -	$ 3,997,928

TOPS Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 75,007,883	$ -	$ -	$ 75,007,883
Equity Funds	148,504,179	-	-	148,504,179
Short-Term Investments	32,944,965	-	-	32,944,965
Total	$ 256,457,027	$ -	$ -	$ 256,457,027

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts*	$ 1,506,154	$ -	$ -	$ 1,506,154
Total	$ 1,506,154	$ -	$ -	$ 1,506,154

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in each Portfolio’s 2011 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of June 30, 2012 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.      INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Protected Balanced ETF Portfolio	$ 119,929,026	$ 12,855,837
Protected Growth ETF Portfolio	282,794,901	5,688,194
Protected Moderate Growth ETF Portfolio	194,106,373	5,172,137

4.      INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisers, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Advisor has engaged Milliman, Inc. as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly.

The Portfolios have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25%, 0.35% and 0.60% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares and Class 4 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Portfolios.

5.      CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2012, Ohio National Life Insurance Company owns 96% of the outstanding shares of Protected Balanced ETF Portfolio, 93% of the outstanding shares of Protected Growth ETF Portfolio and 97% of the outstanding shares of Protected Moderate Growth ETF Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

6.      INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at June 30, 2012 are noted in the Protected Growth ETF Portfolios’ Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

CUSIP	Description	Value - Beginning of Period	Purchase	Sales Proceeds	Dividends Credited to Income	Value - End of Period
268461308	Guggenheim Timber ETF	$615,404	$5,946,494	$ (67,471)	$ -	$ 6,258,094

7.      TAX COMPONENTS OF CAPITAL

As of December 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post	Unrealized	Total
	Ordinary	Long-Term	Loss Carry	October &	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Other Losses	(Depreciation)	Deficits
Protected Balanced ETF	$ 235,038	$ -	$ (37,116)	$ -	$ (285,800)	$ (87,878)
Protected Growth ETF	313,767	-	(488,094)	-	46,833	(127,494)
Protected Moderate Growth ETF	410,360	-	(558,659)	-	49,911	(98,388)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

At December 31, 2011, the following Portfolios had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Protected Balanced ETF	$ 7,273	$ 29,843	$ 37,116
Protected Growth ETF	232,699	255,395	488,094
Protected Moderate Growth ETF	206,610	352,049	558,659

8.      NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolios’ financial statements.

TOPSTM Protected ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

9.      SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

TOPSTM Protected ETF Portfolios

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expenses Paid During Period*	Ending Account Value 6-30-12	Expenses Paid During Period*
Protected Balanced ETF Portfolio	0.40%	$1,000.00	$1,027.30	$2.02	$1,022.87	$2.01
Protected Growth ETF Portfolio	0.40%	$1,000.00	$1,018.00	$2.01	$1,022.87	$2.01
Protected Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,023.40	$2.01	$1,022.87	$2.01

TOPSTM Protected ETF Portfolios

EXPENSE EXAMPLES (Continued)

June 30, 2012 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expenses Paid During Period*	Ending Account Value 6-30-12	Expenses Paid During Period*
Protected Balanced ETF Portfolio	0.65%	$1,000.00	$1,026.30	$3.27	$1,021.63	$3.27
Protected Growth ETF Portfolio	0.65%	$1,000.00	$1,017.00	$3.26	$1,021.63	$3.27
Protected Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,022.40	$3.27	$1,021.63	$3.27

			Actual		Hypothetical (5% return before expenses)
Class 3	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expenses Paid During Period**	Ending Account Value 6-30-12	Expenses Paid During Period**
Protected Balanced ETF Portfolio	0.75%	$1,000.00	$977.00	$1.20	$1,021.13	$3.77
Protected Growth ETF Portfolio	0.75%	$1,000.00	$960.80	$1.19	$1,021.13	$3.77
Protected Moderate Growth ETF Portfolio	0.75%	$1,000.00	$965.30	$1.19	$1,021.13	$3.77

			Actual		Hypothetical (5% return before expenses)
Class 4	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-12	Ending Account Value 6-30-12	Expenses Paid During Period**	Ending Account Value 6-30-12	Expenses Paid During Period**
Protected Balanced ETF Portfolio	1.00%	$1,000.00	$976.00	$1.59	$1,019.89	$5.02
Protected Growth ETF Portfolio	1.00%	$1,000.00	$964.80	$1.58	$1,019.89	$5.02
Protected Moderate Growth ETF Portfolio	1.00%	$1,000.00	$973.00	$1.59	$1,019.89	$5.02

*Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

** “Actual” expense information is for the period from May 1, 2012 (date of initial investment) to June 30, 2012. Actual expenses are equal to the Portfolio’s annualized net expense ratio multiplied by 60/366 (to reflect the period from initial investment to June 30, 2012. “Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited)

Approval of Advisory Agreement – TOPS Portfolios

In connection with a meeting held on February 23, 2011, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc. (“ValMark” or the “Adviser”) and the Trust, on behalf TOPSTM Protected Balanced ETF Portfolio (“Protected Balanced”), TOPSTM Protected Moderate Growth ETF Portfolio (“Protected Moderate Growth”) and TOPSTM Protected Growth ETF Portfolio (“Protected Growth “) (each a “Portfolio” or collectively the “Portfolios”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a peer group of funds and appropriate indices with respect to the Portfolios; (b) the Portfolios’ overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; (d) investment management staffing; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services. A presentation was given by representatives of the Adviser regarding the Portfolios’ investment strategies. The Trustees discussed the nature of ValMark’s operations, ValMark's financial resources based on its financial statements, the quality of ValMark’s compliance infrastructure and the experience of its fund management personnel. The Trustees also discussed with ValMark representatives the current disposition of client litigation and regulatory actions as well as remedial steps taken by ValMark. The Trustees concluded that ValMark has the ability to provide a level of service consistent with the Board’s expectations.

Performance. Because the Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios. However, the Board, including the Independent Trustees, considered prior performance information based on hypothetical returns that would have been achieved by retroactively applying the Adviser's TOPS models to past market conditions. The Board concluded that the Adviser has the potential to deliver favorable performance.

Fees and Expenses. The Board noted that ValMark intends to charge a 0.10% annual advisory fee based on the average net assets of the Protected Balanced, Protected Moderate Growth and Protected Growth Portfolios. The Trustees concluded that the Portfolios’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Portfolios expect to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds selected by ValMark and the level of fees paid by other clients of ValMark.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that based on the proposed advisory fees, shareholders will immediately benefit from anticipated economies of scale.

Profitability. The Board, including the Independent Trustees, considered the anticipated profits to be realized by ValMark in connection with the operation of the Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. They also noted that ValMark is not expected to realize any other profits related to the Portfolios. The Trustees concluded that because of the relatively low advisory fees and the Portfolios’ expected asset level, the Board was satisfied that ValMark’s level of profitability from its relationship with the Portfolios would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Portfolios.

TOPSTM Protected ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2012 (Unaudited)

Approval of Sub-Advisory Agreement

In connection with a meeting held on February 23, 2011, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of the separate sub-advisory agreement between ValMark and Milliman, Inc. (“Milliman” or the “Sub-Adviser”) with respect to the Protected Balanced, Protected Moderate Growth and Protected Growth Portfolios (the “Protected Portfolios”) (the “Sub-Advisory Agreement”). In considering the proposed Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of and fees charged to the Sub-Adviser’s separately managed accounts that are similar to the Protected Portfolios; (b) the resources available with respect to compliance with the Protected Portfolios’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization and financial strength of the Sub-Adviser; (d) investment management staffing, a description of the investment management services to be provided and the Sub-Adviser's estimated cost of providing investment management services.

In its consideration of the proposed Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services. The Trustees discussed the extent of the Sub-Adviser’s operations, the quality of Sub-Adviser’s compliance infrastructure and the experience of its fund management personnel. The Trustees concluded that Sub-Adviser’s has the ability to provide a level of service consistent with the Board’s expectations.

Performance. Because the Protected Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Sub-Adviser. However, the Board, including the Independent Trustees, considered the Sub-Adviser’s past performance with its separately managed accounts that are similar to the Protected Portfolios. The Board concluded that the Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses. The Board then discussed the proposed fees to be paid to the Sub-Adviser and concluded that the Protected Portfolios’ sub-advisory fees, as well as each Protected Portfolio's overall expense ratio, were acceptable in light of the quality of the services the Protected Portfolios expected to receive from the Sub-Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Protected Portfolios and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that based on the proposed sub-advisory fees, shareholders will immediately benefit from anticipated economies of scale.

Profitability. The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Protected Portfolios, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Protected Portfolios. They also noted that the Sub-Adviser does not expect any other profits from activities related to the Protected Portfolios. The Trustees concluded that because of the Protected Portfolios’ expected asset levels and relatively low sub-advisory fees, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Protected Portfolios would not be excessive.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Trust and the Protected Portfolios’ shareholders, and unanimously approved the proposed Sub-Advisory Agreement.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

Page 2

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH 44333

INVESTMENT SUB-ADVISOR

Milliman, Inc.

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)Not applicable.

(a)(2)Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 9/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 9/10/12